Fixed Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 5 – FIXED ASSETS, NET
Fixed assets, net at June 30, 2020 and December 31, 2019 consisted of the following:

	June 30, 2020	December 31, 2019
Furniture, fixtures and equipment	$116	$116
Computers and software	68	68
Leasehold improvements	239	239
Other	7	7
Total fixed assets	430	430
Less: accumulated depreciation and amortization	(342)	(333)
Net book value of fixed assets	$88	$97
Depreciation expense was $9 and $13 for the six months ended June 30, 2020 and 2019, respectively, and $4 and $6 for the three months ended June 30, 2020 and 2019, respectively.

NOTE 5 – FIXED ASSETS, NET
Fixed assets at December 31, 2019 and 2018 consisted of the following:

(In thousands $)	December 31, 2019	December 31, 2018
Furniture, fixtures and equipment	$116	$116
Computers and software	68	68
Leasehold improvements	239	239
Other	7	7
Total fixed assets	430	430
Less: accumulated depreciation and amortization	(333)	(281)
Net book value of fixed assets, net	$97	$149
Depreciation expense was $52 and $35 for the years ended December 31, 2019 and 2018, respectively.